Debt and Equity Securities - Gross Unrealized Losses and Fair Value of Company's Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 Security	Dec. 31, 2013
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	$ 0
Held to Maturity Securities, Unrealized losses, Less than 12 Month	0
Held to Maturity Securities, Number of securities included, Less than 12 Month	0
Held to Maturity Securities, Fair Value, 12 Month or More	7,251
Held to Maturity Securities, Unrealized losses, 12 Month or More	188
Held to Maturity Securities, Number of securities included, 12 Month or More	10
Held to Maturity Securities, Total Fair Value	7,251
Held to Maturity Securities, Total Unrealized Losses	188	759
Available-for-Sale Securities, Fair Value, Less than 12 Month	119,449
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	635
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month	59
Available-for-Sale Securities, Fair Value, 12 Month or More	101,121
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	1,521
Available-for-Sale Securities, Number of securities included, 12 Month or More	50
Available-for-Sale Securities, Total Fair Value	220,570
Available-for-Sale Securities, Total Unrealized Losses	2,156	7,851
US Government-Sponsored Enterprises (GSEs) [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Total Unrealized Losses		520
Available-for-Sale Securities, Fair Value, Less than 12 Month	34,753
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	143
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month	10
Available-for-Sale Securities, Fair Value, 12 Month or More	74,250
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	1,186
Available-for-Sale Securities, Number of securities included, 12 Month or More	24
Available-for-Sale Securities, Total Fair Value	109,003
Available-for-Sale Securities, Total Unrealized Losses	1,329	5,892
Government- Sponsored Enterprises (GSEs) Residential Mortgage Backed [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	0
Held to Maturity Securities, Unrealized losses, Less than 12 Month	0
Held to Maturity Securities, Number of securities included, Less than 12 Month	0
Held to Maturity Securities, Fair Value, 12 Month or More	4,674
Held to Maturity Securities, Unrealized losses, 12 Month or More	147
Held to Maturity Securities, Number of securities included, 12 Month or More	4
Held to Maturity Securities, Total Fair Value	4,674
Held to Maturity Securities, Total Unrealized Losses	147
Available-for-Sale Securities, Fair Value, Less than 12 Month	66,504
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	279
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month	36
Available-for-Sale Securities, Fair Value, 12 Month or More	22,172
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	185
Available-for-Sale Securities, Number of securities included, 12 Month or More	13
Available-for-Sale Securities, Total Fair Value	88,676
Available-for-Sale Securities, Total Unrealized Losses	464	1,481
SBAP [Member]
Held To Maturity Debt Securities [Line Items]
Available-for-Sale Securities, Fair Value, Less than 12 Month	16,114
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	205
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month	9
Available-for-Sale Securities, Total Fair Value	16,114
Available-for-Sale Securities, Total Unrealized Losses	205	69
Obligations of States and Political Subdivisions [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	0
Held to Maturity Securities, Unrealized losses, Less than 12 Month	0
Held to Maturity Securities, Number of securities included, Less than 12 Month	0
Held to Maturity Securities, Fair Value, 12 Month or More	2,577
Held to Maturity Securities, Unrealized losses, 12 Month or More	41
Held to Maturity Securities, Number of securities included, 12 Month or More	6
Held to Maturity Securities, Total Fair Value	2,577
Held to Maturity Securities, Total Unrealized Losses	41	239
Available-for-Sale Securities, Fair Value, Less than 12 Month	2,078
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	8
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month	4
Available-for-Sale Securities, Fair Value, 12 Month or More	4,699
Available-for-Sale Securities, Unrealized Loss, 12 Month or More	150
Available-for-Sale Securities, Number of securities included, 12 Month or More	13
Available-for-Sale Securities, Total Fair Value	6,777
Available-for-Sale Securities, Total Unrealized Losses	$ 158	$ 409